Share Capital - Schedule of Assumptions Used to Computing Fair Value of Options Granted to Employees and Directors (Details) - Options - Employees and Directors - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum	71.53%	74.80%	69.78%
Expected volatility, Maximum	76.32%	80.00%	76.68%
Risk-free interest rate, Minimum	1.85%	1.40%	0.38%
Risk-free interest rate, Maximum	2.47%	2.13%	2.08%
Expected term		7 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of ordinary shares	$ 13.00	$ 2.98	$ 2.98
Expected term	5 years 6 months		1 year
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of ordinary shares	$ 39.26	$ 5.54	$ 3.01
Expected term	10 years		7 years